UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2020

Date of reporting period: May 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAY    05.31.20

SEMI-ANNUAL REPORT

AB CORE OPPORTUNITIES FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Core Opportunities Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CORE OPPORTUNITIES FUND | 1

SEMI-ANNUAL REPORT

July 10, 2020

This report provides management’s discussion of fund performance for AB Core Opportunities Fund for the semi-annual reporting period ended May 31, 2020.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2020 (unaudited)

	6 Months	12 Months

AB CORE OPPORTUNITIES FUND[1]

Class A Shares	-3.18%	11.95%

Class C Shares	-3.58%	11.07%

Advisor Class Shares[2]	-3.11%	12.19%

Class R Shares[2]	-3.35%	11.60%

Class K Shares[2]	-3.22%	11.86%

Class I Shares[2]	-3.05%	12.25%

Class Z Shares[2]	-3.05%	12.32%

Primary Benchmark: S&P 500 Index	-2.10%	12.84%

Russell 1000 Value Index	-13.38%	-1.64%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2020, by 0.03% and 0.05%, respectively.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its primary benchmark, the Standard & Poor’s (“S&P”) 500 Index, and the Russell 1000 Value Index for the six- and 12-month periods ended May 31, 2020.

For both periods, all share classes of the Fund underperformed the primary benchmark, and outperformed the Russell 1000 Value Index, before sales charges. During the six-month period, security selection within the industrials and financials sectors detracted, relative to the benchmark, while selection in health care and consumer staples contributed. An underweight to energy and an overweight to health care contributed, while underweights to technology and industrials detracted.

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During the 12-month period, an underweight to technology detracted, while an underweight to energy contributed. Security selection within health care contributed, while selection in financials detracted.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US and international equities recorded negative returns for the six-month period ended May 31, 2020. All markets rallied at the conclusion of the period, rising off lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth and a resurgence of US-China tensions. At the end of the period, small-cap stocks briefly outperformed large-cap stocks. For most of the period, growth stocks outperformed their value-style peers; however, value saw a strong resurgence late in the period, and outperformed growth.

The Fund’s investment philosophy is focused on identifying companies with healthy balance sheets, competitive advantages, strong cash-flow generation, transparent business models and sustainable growth. The Fund is fundamentally driven, investing in strong businesses regardless of style.

INVESTMENT POLICIES

The Fund invests primarily in the equity securities of US companies that the Adviser believes are attractively valued. The Adviser relies primarily upon the fundamental analysis and research of its dedicated investment team for the Fund in conducting research and making investment decisions. The team initially screens a primary research universe of largely US companies for attractive security valuation and business models. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the economics of the company’s business model. In evaluating a company for potential inclusion in the Fund, the Adviser takes into account many factors that it believes bear on the company’s ability to perform in the future, including competitive advantages and fundamentals such as strong cash-flow generation, sustainable growth and strong balance sheets.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and

(continued on next page)

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stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index and the Russell 1000® Value Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. The Russell 1000 Value Index represents the performance of large-cap value companies within the US. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

abfunds.com	AB CORE OPPORTUNITIES FUND | 5

DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk to a greater degree than more traditional investments.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	11.95%	7.19%

5 Years	9.63%	8.69%

10 Years	13.49%	13.00%

CLASS C SHARES

1 Year	11.07%	10.07%

5 Years	8.81%	8.81%

10 Years	12.67%	12.67%

ADVISOR CLASS SHARES[1]

1 Year	12.19%	12.19%

5 Years	9.91%	9.91%

10 Years	13.80%	13.80%

CLASS R SHARES[1]

1 Year	11.60%	11.60%

5 Years	9.32%	9.32%

10 Years	13.23%	13.23%

CLASS K SHARES[1]

1 Year	11.86%	11.86%

5 Years	9.60%	9.60%

10 Years	13.51%	13.51%

CLASS I SHARES[1]

1 Year	12.25%	12.25%

5 Years	9.93%	9.93%

10 Years	13.83%	13.83%

CLASS Z SHARES[1]

1 Year	12.32%	12.32%

5 Years	10.00%	10.00%

Since Inception[2]	11.40%	11.40%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.12%, 1.87%, 0.87%, 1.50%, 1.20%, 0.86% and 0.78% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.11%, 1.86%, 0.86%, 1.40%, 1.15%, 0.85% and 0.77% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated prior to February 28, 2021 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	0.97%

5 Years	8.84%

10 Years	13.65%

CLASS C SHARES

1 Year	3.69%

5 Years	8.99%

10 Years	13.34%

ADVISOR CLASS SHARES[1]

1 Year	5.74%

5 Years	10.08%

10 Years	14.46%

CLASS R SHARES[1]

1 Year	5.12%

5 Years	9.49%

10 Years	13.88%

CLASS K SHARES[1]

1 Year	5.39%

5 Years	9.77%

10 Years	14.16%

CLASS I SHARES[1]

1 Year	5.73%

5 Years	10.09%

10 Years	14.49%

CLASS Z SHARES[1]

1 Year	5.81%

5 Years	10.17%

Since Inception[2]	11.21%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans, and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 10/15/2013.

abfunds.com	AB CORE OPPORTUNITIES FUND | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-l) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$968.20	$5.41	1.10%	$5.46	1.11%
Hypothetical**	$1,000	$1,019.50	$5.55	1.10%	$5.60	1.11%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$964.20	$9.13	1.86%	$9.18	1.87%
Hypothetical**	$1,000	$1,015.70	$9.37	1.86%	$9.42	1.87%
Advisor Class
Actual	$1,000	$968.90	$4.23	0.86%	$4.23	0.86%
Hypothetical**	$1,000	$1,020.70	$4.34	0.86%	$4.34	0.86%
Class R
Actual	$1,000	$966.50	$6.83	1.39%	$6.88	1.40%
Hypothetical**	$1,000	$1,018.05	$7.01	1.39%	$7.06	1.40%
Class K
Actual	$1,000	$967.80	$5.61	1.14%	$5.66	1.15%
Hypothetical**	$1,000	$1,019.30	$5.76	1.14%	$5.81	1.15%
Class I
Actual	$1,000	$969.50	$3.89	0.79%	$3.94	0.80%
Hypothetical**	$1,000	$1,021.05	$3.99	0.79%	$4.04	0.80%
Class Z
Actual	$1,000	$969.50	$3.74	0.76%	$3.79	0.77%
Hypothetical**	$1,000	$1,021.20	$3.84	0.76%	$3.89	0.77%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $220.1

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Microsoft Corp.	$11,315,687	5.2%

Alphabet, Inc.	10,498,275	4.8

UnitedHealth Group, Inc.	10,202,110	4.6

Facebook, Inc.	8,996,848	4.1

Pfizer, Inc.	8,177,625	3.7

Verizon Communications, Inc.	7,954,590	3.6

Roche Holding AG	7,332,219	3.3

Berkshire Hathaway, Inc.	6,653,043	3.0

Walmart, Inc.	5,923,865	2.7

Amazon.com, Inc.	5,617,451	2.6

	$82,671,713	37.6%

1	All data are as of May 31, 2020. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

May 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 91.2%
Health Care – 23.1%
Biotechnology – 8.3%
Alexion Pharmaceuticals, Inc.(a)	38,840	$4,656,916
Amgen, Inc.	18,350	4,214,995
Regeneron Pharmaceuticals, Inc.(a)	6,230	3,817,807
Vertex Pharmaceuticals, Inc.(a)	19,268	5,548,413

		18,238,131

Health Care Equipment & Supplies – 0.8%
Align Technology, Inc.(a)	7,040	1,729,165

Health Care Providers & Services – 6.2%
Quest Diagnostics, Inc.	29,280	3,463,238
UnitedHealth Group, Inc.	33,466	10,202,110

		13,665,348

Life Sciences Tools & Services – 0.8%
Illumina, Inc.(a)	4,580	1,662,769

Pharmaceuticals – 7.0%
Pfizer, Inc.	214,130	8,177,625
Roche Holding AG (Sponsored ADR)	169,140	7,332,219

		15,509,844

		50,805,257

Information Technology – 17.9%
Communications Equipment – 1.9%
F5 Networks, Inc.(a)	29,563	4,284,270

Electronic Equipment, Instruments & Components – 1.9%
Dolby Laboratories, Inc. – Class A	31,488	1,912,266
Keysight Technologies, Inc.(a)	21,650	2,341,015

		4,253,281

IT Services – 6.2%
Akamai Technologies, Inc.(a)	18,840	1,993,272
Cognizant Technology Solutions Corp. – Class A	21,490	1,138,970
Euronet Worldwide, Inc.(a)	13,286	1,258,583
Leidos Holdings, Inc.	42,410	4,465,349
MAXIMUS, Inc.	34,585	2,490,811
Visa, Inc. – Class A	11,980	2,338,975

		13,685,960

Semiconductors & Semiconductor Equipment – 1.9%
QUALCOMM, Inc.	6,223	503,316
Xilinx, Inc.	39,388	3,621,727

		4,125,043

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 6.0%
Microsoft Corp.	61,750	$11,315,687
Slack Technologies, Inc. – Class A(a)	25,740	902,187
VMware, Inc. – Class A(a)(b)	5,928	926,369

		13,144,243

		39,492,797

Communication Services – 15.5%
Diversified Telecommunication Services – 5.8%
Comcast Corp. – Class A	120,624	4,776,710
Verizon Communications, Inc.	138,630	7,954,590

		12,731,300

Entertainment – 0.9%
Electronic Arts, Inc.(a)	16,290	2,001,715

Interactive Media & Services – 8.8%
Alphabet, Inc. – Class C(a)	7,347	10,498,275
Facebook, Inc. – Class A(a)	39,970	8,996,848

		19,495,123

		34,228,138

Consumer Discretionary – 10.1%
Auto Components – 0.8%
Gentex Corp.	65,690	1,736,843

Distributors – 1.4%
LKQ Corp.(a)	114,050	3,131,813

Household Durables – 3.0%
DR Horton, Inc.	34,440	1,904,532
Garmin Ltd.	31,010	2,796,172
NVR, Inc.(a)	595	1,916,858

		6,617,562

Internet & Direct Marketing Retail – 2.9%
Amazon.com, Inc.(a)	2,300	5,617,451
Etsy, Inc.(a)	9,530	771,739

		6,389,190

Specialty Retail – 2.0%
Home Depot, Inc. (The)	7,860	1,953,053
Murphy USA, Inc.(a)	20,440	2,373,084

		4,326,137

		22,201,545

Financials – 9.2%
Banks – 2.9%
JPMorgan Chase & Co.	36,560	3,557,653
Wells Fargo & Co.	103,480	2,739,116

		6,296,769

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Financial Services – 3.0%
Berkshire Hathaway, Inc. – Class B(a)	35,850	$6,653,043

Insurance – 3.3%
Allstate Corp. (The)	35,100	3,433,131
Fidelity National Financial, Inc.	62,769	2,002,331
Reinsurance Group of America, Inc. – Class A	21,470	1,948,403

		7,383,865

		20,333,677

Industrials – 7.1%
Aerospace & Defense – 2.7%
Hexcel Corp.	26,827	970,869
Raytheon Technologies Corp.	77,422	4,995,268

		5,966,137

Airlines – 0.4%
Southwest Airlines Co.	26,401	847,472

Building Products – 0.9%
Allegion PLC	19,219	1,916,134

Electrical Equipment – 1.5%
Emerson Electric Co.	53,880	3,287,758

Machinery – 0.8%
Altra Industrial Motion Corp.	30,035	931,085
Crane Co.	14,525	809,333

		1,740,418

Road & Rail – 0.8%
Kansas City Southern	11,820	1,779,146

		15,537,065

Consumer Staples – 5.9%
Beverages – 1.6%
Monster Beverage Corp.(a)	49,830	3,583,275

Food & Staples Retailing – 2.7%
Walmart, Inc.	47,750	5,923,865

Tobacco – 1.6%
Philip Morris International, Inc.	47,180	3,461,125

		12,968,265

Real Estate – 1.6%
Real Estate Management & Development – 1.6%
CBRE Group, Inc. – Class A(a)	79,550	3,498,609

abfunds.com	AB CORE OPPORTUNITIES FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Phillips 66	22,470	$1,758,502

Total Common Stocks (cost $171,536,921)		200,823,855

SHORT-TERM INVESTMENTS – 7.8%
Investment Companies – 7.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(c)(d)(e) (cost $17,138,678)	17,138,678	17,138,678

Total Investments – 99.0% (cost $188,675,599)		217,962,533
Other assets less liabilities – 1.0%		2,150,969

Net Assets – 100.0%		$220,113,502

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

May 31, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $171,536,921)	$200,823,855	(a)
Affiliated issuers (cost $17,138,678)	17,138,678
Receivable for investment securities sold	3,732,580
Unaffiliated dividends receivable	385,533
Receivable for capital stock sold	119,784
Affiliated dividends receivable	2,824

Total assets	222,203,254

Liabilities
Payable for investment securities purchased	1,681,702
Payable for capital stock redeemed	140,675
Advisory fee payable	96,618
Distribution fee payable	38,197
Administrative fee payable	33,546
Transfer Agent fee payable	13,009
Directors’ fees payable	6,961
Accrued expenses	79,044

Total liabilities	2,089,752

Net Assets	$220,113,502

Composition of Net Assets
Capital stock, at par	$11,411
Additional paid-in capital	189,067,043
Distributable earnings	31,035,048

	$220,113,502

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$121,785,043	6,304,815	$19.32	*

C	$12,808,226	833,663	$15.36

Advisor	$48,085,095	2,400,028	$20.04

R	$5,912,059	319,189	$18.52

K	$2,906,053	148,775	$19.53

I	$7,105,765	349,509	$20.33

Z	$21,511,261	1,055,475	$20.38

(a)	Includes securities on loan with a value of $926,369 (see Note E).

*	The maximum offering price per share for Class A shares was $20.18 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CORE OPPORTUNITIES FUND | 17

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $32,273)	$1,855,222
Affiliated issuers	125,183
Securities lending income	1,811	$1,982,216

Expenses
Advisory fee (see Note B)	670,119
Distribution fee—Class A	176,020
Distribution fee—Class C	70,209
Distribution fee—Class R	15,291
Distribution fee—Class K	5,129
Transfer agency—Class A	80,236
Transfer agency—Class C	8,201
Transfer agency—Advisor Class	28,858
Transfer agency—Class R	6,533
Transfer agency—Class K	4,104
Transfer agency—Class I	1,705
Transfer agency—Class Z	2,100
Registration fees	58,562
Custodian	53,527
Administrative	41,015
Audit and tax	24,828
Printing	20,319
Legal	18,791
Directors’ fees	11,305
Miscellaneous	14,550

Total expenses	1,311,402
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(12,964)

Net expenses		1,298,438

Net investment income		683,778

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		1,934,003
Net change in unrealized appreciation/depreciation of investments		(14,118,708)

Net loss on investment transactions		(12,184,705)

Net Decrease in Net Assets from Operations		$(11,500,927)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$683,778	$1,044,687
Net realized gain on investment transactions	1,934,003	16,358,681
Net change in unrealized appreciation/depreciation of investments	(14,118,708)	17,104,477

Net increase (decrease) in net assets from operations	(11,500,927)	34,507,845
Distributions to Shareholders
Class A	(8,609,536)	(21,125,054)
Class B	– 0	–	(171,314)
Class C	(998,235)	(3,423,126)
Advisor Class	(3,039,528)	(8,753,897)
Class R	(361,078)	(1,021,801)
Class K	(269,880)	(778,568)
Class I	(405,965)	(977,170)
Class Z	(1,202,691)	(360,621)
Capital Stock Transactions
Net increase (decrease)	(29,032,622)	12,703,933

Total increase (decrease)	(55,420,462)	10,600,227
Net Assets
Beginning of period	275,533,964	264,933,737

End of period	$220,113,502	$275,533,964

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Core Opportunities Fund, Inc. (the “Fund”), organized as a Maryland corporation on July 6, 1999, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a

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NOTES TO FINANCIAL STATEMENTS (continued)

significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$200,823,855		$	– 0	–	$	– 0	–	$200,823,855
Short-Term Investments	17,138,678			– 0	–		– 0	–	17,138,678

Total Investments in Securities	217,962,533			– 0	–		– 0	–	217,962,533
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$217,962,533		$	– 0	–	$	– 0	–	$217,962,533

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments as dividend income, realized gain, or return of capital based on information provided by the REIT.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. As of July 1, 2013 (effective October 15, 2013 with respect to Class Z shares), the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis to 1.15%, 1.90%, 1.90%, .90%, 1.40%, 1.15%, .90% and .90% of the daily average net assets for the Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively (the “Expense Caps”). The Expense Caps will extend through February 28, 2021 and then may be extended by the Adviser for additional one year terms. For the six months ended May 31, 2020, such reimbursement waivers amounted to $2,864.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2020, the reimbursement for such services amounted to $41,015.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $44,446 for the six months ended May 31, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,395 from the sale of Class A shares and received $189 and $314 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting

abfunds.com	AB CORE OPPORTUNITIES FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2020, such waiver amounted to $10,054.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2020 is as follows:

Fund	Market Value 11/30/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/20 (000)		Dividend Income (000)
Government Money Market Portfolio	$37,292		$55,045	$75,198	$17,139		$125
Government Money Market Portfolio*	– 0	–	5,117	5,117	– 0	–	0	**

Total					$17,139		$125

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 64.9% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,021,533, $260,710 and $78,309 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2020 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$85,713,918		$108,474,945
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$36,584,269
Gross unrealized depreciation	(7,297,335)

Net unrealized appreciation	$29,286,934

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2020.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2020 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$926,369	$	– 0	–	$862,050	$1,811	$362	$46

*	As of May 31, 2020.

abfunds.com	AB CORE OPPORTUNITIES FUND | 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019	Six Months Ended May 31, 2020 (unaudited)			Year Ended November 30, 2019

Class A
Shares sold	221,055		726,061		$4,073,615		$13,477,224

Shares issued in reinvestment of dividends and distributions	398,868		1,112,862		7,977,333		19,575,255

Shares converted from Class B	– 0	–	56,983		– 0	–	1,142,833

Shares converted from Class C	9,634		103,925		170,661		1,977,056

Shares redeemed	(1,937,449)		(1,545,208)		(35,304,932)		(29,089,524)

Net increase (decrease)	(1,307,892)		454,623		$(23,083,323)		$7,082,844

Class B
Shares sold	– 0	–	2,377	$	– 0	–	$39,487

Shares issued in reinvestment of dividends and distributions	– 0	–	11,089		– 0	–	170,878

Shares converted to Class A	– 0	–	(65,125)		– 0	–	(1,142,833)

Shares redeemed	– 0	–	(7,430)		– 0	–	(123,531)

Net increase (decrease)	– 0	–	(59,089)	$	– 0	–	$(1,055,999)

Class C
Shares sold	31,724		140,243		$488,051		$2,078,442

Shares issued in reinvestment of distributions	53,109		210,230		848,143		2,999,973

Shares converted to Class A	(12,086)		(128,596)		(170,661)		(1,977,056)

Shares redeemed	(194,751)		(444,341)		(2,766,265)		(6,752,597)

Net decrease	(122,004)		(222,464)		$(1,600,732)		$(3,651,238)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019	Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019

Advisor Class
Shares sold	264,769	1,598,122	$5,054,358	$30,914,844

Shares issued in reinvestment of dividends and distributions	126,146	422,586	2,613,744	7,682,610

Shares redeemed	(597,404)	(2,337,925)	(11,635,799)	(45,820,203)

Net decrease	(206,489)	(317,217)	$(3,967,697)	$(7,222,749)

Class R
Shares sold	18,233	88,402	$330,124	$1,622,474

Shares issued in reinvestment of dividends and distributions	18,593	59,760	357,166	1,011,144

Shares redeemed	(59,383)	(157,696)	(1,093,753)	(2,872,745)

Net decrease	(22,557)	(9,534)	$(406,463)	$(239,127)

Class K
Shares sold	24,562	55,641	$482,992	$1,058,332

Shares issued in reinvestment of dividends and distributions	13,340	43,788	269,877	778,559

Shares redeemed	(127,027)	(124,119)	(2,035,656)	(2,311,331)

Net decrease	(89,125)	(24,690)	$(1,282,787)	$(474,440)

Class I
Shares sold	22,734	86,335	$443,696	$1,708,028

Shares issued in reinvestment of dividends and distributions	19,313	53,020	405,965	977,169

Shares redeemed	(35,667)	(119,494)	(692,792)	(2,422,259)

Net increase	6,380	19,861	$156,869	$262,938

Class Z
Shares sold	74,487	920,345	$1,576,668	$18,812,924

Shares issued in reinvestment of dividends and distributions	57,081	19,525	1,202,689	360,617

Shares redeemed	(77,126)	(57,056)	(1,627,846)	(1,171,837)

Net increase	54,442	882,814	$1,151,511	$18,001,704

abfunds.com	AB CORE OPPORTUNITIES FUND | 31

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly

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NOTES TO FINANCIAL STATEMENTS (continued)

exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

abfunds.com	AB CORE OPPORTUNITIES FUND | 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2020.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$9,589,990	$8,087,387
Net long-term capital gains	27,021,561	19,222,648

Total taxable distributions paid	$36,611,551	$27,310,035

As of November 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,536,967
Undistributed capital gains	9,123,416
Unrealized appreciation/(depreciation)	42,762,505	(a)

Total accumulated earnings/(deficit)	$57,422,888

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2019, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34 | AB CORE OPPORTUNITIES FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 21.09		$ 21.58		$ 22.35		$ 19.03		$ 19.19		$ 20.94

Income From Investment Operations

Net investment income (loss)(a)(b)	.05		.08		.05		(.01	)†	.04		(.00	)(c)

Net realized and unrealized gain (loss) on investment transactions	(.68)		2.40		1.40		4.21		1.08		1.09

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.63)		2.48		1.45		4.20		1.12		1.09

Less: Dividends and Distributions

Dividends from net investment income	(.09)		(.05)		– 0	–	(.02)		– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.05)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Total dividends and distributions	(1.14)		(2.97)		(2.22)		(.88)		(1.28)		(2.84)

Net asset value, end of period	$ 19.32		$ 21.09		$ 21.58		$ 22.35		$ 19.03		$ 19.19

Total Return

Total investment return based on net asset value(d)*	(3.18)%		14.30%		7.19%		23.04	%†	6.30%		5.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$121,786		$160,542		$154,506		$162,046		$131,702		$111,181

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.10	%^	1.10%		1.07%		1.09%		1.14%		1.20%

Expenses, before waivers/reimbursements(e)‡	1.11	%^	1.11%		1.09%		1.13%		1.23%		1.28%

Net investment income (loss)(b)	.52	%^	.40%		.25%		(.03	)%†	.21%		(.01)%

Portfolio turnover rate	39%		81%		139%		111%		107%		96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.02%		.04%		.02%		.00%

See footnote summary on page 42.

abfunds.com	AB CORE OPPORTUNITIES FUND | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 16.98	$ 18.04	$ 19.17	$ 16.54	$ 16.96	$ 18.95

Income From Investment Operations

Net investment loss(a)(b)	(.02)	(.05)	(.09)	(.14	)†	(.08)	(.12)

Net realized and unrealized gain (loss) on investment transactions	(.55)	1.91	1.18	3.63	.94	.97

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.57)	1.86	1.09	3.49	.86	.85

Less: Distributions

Distributions from net realized gain on investment transactions	(1.05)	(2.92)	(2.22)	(.86)	(1.28)	(2.84)

Net asset value, end of period	$ 15.36	$ 16.98	$ 18.04	$ 19.17	$ 16.54	$ 16.96

Total Return

Total investment return based on net asset value(d)*	(3.58)%	13.41%	6.41%	22.13	%†	5.48%	5.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,808	$16,227	$21,252	$23,537	$34,093	$31,265

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.86	%^	1.85%	1.82%	1.84%	1.88%	1.90%

Expenses, before waivers/reimbursements(e)‡	1.87	%^	1.86%	1.85%	1.88%	1.98%	1.99%

Net investment loss(b)	(.23	)%^	(.35)%	(.50)%	(.82	)%†	(.52)%	(.71)%

Portfolio turnover rate	39%	81%	139%	111%	107%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.02%	.04%	.02%	.00%

See footnote summary on page 42.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 21.85		$ 22.25		$ 22.92		$ 19.48		$ 19.56		$ 21.23

Income From Investment Operations

Net investment income(a)(b)	.08		.13		.11		.05†		.10		.06

Net realized and unrealized gain (loss) on investment transactions	(.71)		2.49		1.44		4.30		1.10		1.11

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.63)		2.62		1.55		4.35		1.20		1.17

Less: Dividends and Distributions

Dividends from net investment income	(.13)		(.10)		– 0	–	(.05)		– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.05)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Total dividends and distributions	(1.18)		(3.02)		(2.22)		(.91)		(1.28)		(2.84)

Net asset value, end of period	$ 20.04		$ 21.85		$ 22.25		$ 22.92		$ 19.48		$ 19.56

Total Return

Total investment return based on net asset value(d)*	(3.11)%		14.59%		7.47%		23.30	%†	6.61%		6.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,085		$56,946		$65,060		$66,334		$33,068		$8,819

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.86	%^	.85%		.82%		.85%		.88%		.90%

Expenses, before waivers/reimbursements(e)‡	.86	%^	.86%		.84%		.88%		.98%		.98%

Net investment income(b)	.77	%^	.65%		.50%		.23	%†	.52%		.30%

Portfolio turnover rate	39%		81%		139%		111%		107%		96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.02%		.04%		.02%		.00%

See footnote summary on page 42.

abfunds.com	AB CORE OPPORTUNITIES FUND | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 20.23		$ 20.82		$ 21.69		$ 18.53		$ 18.76		$ 20.56

Income From Investment Operations

Net investment income (loss)(a)(b)	.02		.02		(.01)		(.06	)†	(.00	)(c)	(.04)

Net realized and unrealized gain (loss) on investment transactions	(.66)		2.31		1.36		4.08		1.05		1.08

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.64)		2.33		1.35		4.02		1.05		1.04

Less: Dividends and Distributions

Dividends from net investment income	(.02)		(.00	)(c)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.05)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Total dividends and distributions	(1.07)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Net asset value, end of period	$ 18.52		$ 20.23		$ 20.82		$ 21.69		$ 18.53		$ 18.76

Total Return

Total investment return based on net asset value(d)*	(3.35)%		13.97%		6.92%		22.64	%†	6.06%		5.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,912		$6,913		$7,315		$6,565		$3,987		$3,201

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.39	%^	1.39%		1.38%		1.36%		1.38%		1.40%

Expenses, before waivers/reimbursements(e)‡	1.46	%^	1.49%		1.45%		1.46%		1.56%		1.54%

Net investment income (loss)(b)	.23	%^	.11%		(.04)%		(.30	)%†	(.03)%		(.23)%

Portfolio turnover rate	39%		81%		139%		111%		107%		96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.02%		.04%		.02%		.00%

See footnote summary on page 42.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 21.30		$ 21.77		$ 22.53		$ 19.18		$ 19.33		$ 21.05

Income From Investment Operations

Net investment income (loss)(a)(b)	.05		.07		.04		(.01	)†	.04		.01

Net realized and unrealized gain (loss) on investment transactions	(.70)		2.42		1.42		4.24		1.09		1.11

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.65)		2.49		1.46		4.23		1.13		1.12

Less: Dividends and Distributions

Dividends from net investment income	(.07)		(.04)		– 0	–	(.02)		– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.05)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Total dividends and distributions	(1.12)		(2.96)		(2.22)		(.88)		(1.28)		(2.84)

Net asset value, end of period	$ 19.53		$ 21.30		$ 21.77		$ 22.53		$ 19.18		$ 19.33

Total Return

Total investment return based on net asset value(d)*	(3.22)%		14.19%		7.17%		22.96	%†	6.31%		6.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,906		$5,068		$5,716		$4,833		$3,551		$3,439

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.14	%^	1.14%		1.13%		1.11%		1.13%		1.15%

Expenses, before waivers/reimbursements(e)‡	1.20	%^	1.19%		1.18%		1.20%		1.26%		1.27%

Net investment income (loss)(b)	.50	%^	.36%		.21%		(.05	)%†	.22%		.04%

Portfolio turnover rate	39%		81%		139%		111%		107%		96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.02%		.04%		.02%		.00%

See footnote summary on page 42.

abfunds.com	AB CORE OPPORTUNITIES FUND | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 22.15		$ 22.52		$ 23.16		$ 19.67		$ 19.74		$ 21.40

Income From Investment Operations

Net investment income(a)(b)	.08		.13		.12		.06†		.09		.06

Net realized and unrealized gain (loss) on investment transactions	(.72)		2.53		1.46		4.35		1.12		1.12

Contributions from Affiliates	– 0	–	– 0	–	.00		.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.64)		2.66		1.58		4.41		1.21		1.18

Less: Dividends and Distributions

Dividends from net investment income	(.13)		(.11)		– 0	–	(.06)		– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.05)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Total dividends and distributions	(1.18)		(3.03)		(2.22)		(.92)		(1.28)		(2.84)

Net asset value, end of period	$ 20.33		$ 22.15		$ 22.52		$ 23.16		$ 19.67		$ 19.74

Total Return

Total investment return based on net asset value(d)*	(3.05)%		14.57%		7.53%		23.35	%†	6.60%		6.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,106		$7,600		$7,279		$5,738		$1,889		$513

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.79	%^	.84%		.80%		.83%		.87%		.90%

Expenses, before waivers/reimbursements(e)‡	.80	%^	.85%		.82%		.86%		.90%		.92%

Net investment income(b)	.84	%^	.65%		.53%		.27	%†	.51%		.30%

Portfolio turnover rate	39%		81%		139%		111%		107%		96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.02%		.04%		.02%		.00%

See footnote summary on page 42.

40 | AB CORE OPPORTUNITIES FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 22.22		$ 22.57		$ 23.20		$ 19.69		$ 19.75		$ 21.40

Income From Investment Operations

Net investment income(a)	.09	(b)	.15	(b)	.13	(b)	.07	(b)†	.10	(b)	.07

Net realized and unrealized gain (loss) on investment transactions	(.73)		2.54		1.46		4.36		1.12		1.12

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.64)		2.69		1.59		4.43		1.22		1.19

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.12)		– 0	–	(.06)		– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.05)		(2.92)		(2.22)		(.86)		(1.28)		(2.84)

Total dividends and distributions	(1.20)		(3.04)		(2.22)		(.92)		(1.28)		(2.84)

Net asset value, end of period	$ 20.38		$ 22.22		$ 22.57		$ 23.20		$ 19.69		$ 19.75

Total Return

Total investment return based on net asset value(d)*	(3.05)%		14.72%		7.56%		23.46	%†	6.65%		6.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,511		$22,238		$2,668		$1,117		$697		$359

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.76	%^	.76%		.73%		.74%		.82%		.85%

Expenses, before waivers/reimbursements(e)‡	.77	%^	.77%		.76%		.78%		.84%		.85%

Net investment income	.87	%(b)^	.75	%(b)	.61	%(b)	.34	%(b)†	.56	%(b)	.38%

Portfolio turnover rate	39%		81%		139%		111%		107%		96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%		.02%		.04%		.02%		.00%

See footnote summary on page 42.

abfunds.com	AB CORE OPPORTUNITIES FUND | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended May 31, 2020, and the years ended November 30, 2019, November 30, 2018 November 30, 2017 and November 30, 2016, such waiver amounted to .01% (annualized), .01%, .02%, .04% and .02%, respectively.

†	For the year ended November 30, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.01%	.01%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2020 and years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016 and November 30, 2015 by .03%, .09%, .01%, .20%, .02% and .19%, respectively.

^	Annualized.

*

Includes the impact of a reimbursement from the Adviser as a result of an error made by the Adviser in processing a claim for class action settlement, which enhanced the Fund’s performance for the year ended November 30, 2017 by 0.02%.

See notes to financial statements.

42 | AB CORE OPPORTUNITIES FUND	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Frank V. Caruso(2), Senior Vice President John H. Fogarty(2), Vice President Vinay Thapar(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Relative Value Investment Team. Messrs. Caruso, Fogarty and Thapar are the professionals primarily responsible for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB CORE OPPORTUNITIES FUND | 43

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

44 | AB CORE OPPORTUNITIES FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Core Opportunities Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

abfunds.com	AB CORE OPPORTUNITIES FUND | 45

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

46 | AB CORE OPPORTUNITIES FUND	abfunds.com

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the

abfunds.com	AB CORE OPPORTUNITIES FUND | 47

Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

48 | AB CORE OPPORTUNITIES FUND	abfunds.com

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB CORE OPPORTUNITIES FUND | 49

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

50 | AB CORE OPPORTUNITIES FUND	abfunds.com

NOTES

abfunds.com	AB CORE OPPORTUNITIES FUND | 51

NOTES

52 | AB CORE OPPORTUNITIES FUND	abfunds.com

AB CORE OPPORTUNITIES FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CO-0152-0520

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 27, 2020